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91-531

SECURITIES AND EXCHANGE COMMISSION RECEIVED JUL 21 2005 DIVISION OF MARKET REGULATION

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

Pacific Exchange, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Citigroup Global Markets

05060522

3. Class of New Derivative Securities Product:

Index Linked Exchangeable Note

4. Name of Underlying Instrument:

Citigroup Global Markets *% Stock Market Upturn Notes Based on the DJIA Exp. TBA

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Not applicable.

PROCESSED AUG 01 2005 THOMSON FINANCIAL

6. Ticker Symbol(s) of New Derivative Securities Product:

SMU

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

AMEX

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

THOMSON FINANCIAL AUG 01 2005 PROCESSED

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Alden Adkins

Title:

S.V.P. Regulation

Telephone Number:

(415) 393-4037

Manual Signature of Official Responsible for Form:

Alden Adkins

7/19/05

SEC 2449 (1/99)

~~Act~~	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JULY 21, 2005

PACIFIC
EXCHANGE
STOCK & OPTIONS

SECURITIES AND EXCHANGE COMMISSION
RECEIVED

JUL 21 2005

DIVISION OF MARKET REGULATION

VIA FEDERAL EXPRESS

July 19, 2005

Ms. Gayle Fortson
Division of Market Regulation
Securities and Exchange Commission
100 F Street, N. E.
Washington, D. C. 20549

SECURITIES AND EXCHANGE COMMISSION
RECEIVED

JUL 20 2005

DIVISION OF MARKET REGULATION

Re: **Form 19b-4(e)**

Dear Ms. Fortson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find one original and nine copies of Form 19b-4(e) with respect to index-linked exchangeable notes. This form supersedes the Form 19b-4(e) submitted with respect to "SMU" on May 24, 2005.

If you have any questions or concerns, please do not hesitate to call me at (415) 393-4107.

Sincerely,

Tania J.C. Blanford
Regulatory Policy

Enclosures

cc: Janet Angstadt (ARCA)
Office of the Corporate Secretary (PCX, PCXE)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Availability:	July 21, 2005